Tax Matters (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Disclosure Of Income tax expense	Income tax expense includes:

In thousands of soles	Note	2025	2024	2023
Current		166,788	202,526	161,066
Deferred	14	(78,435)	(142,707)	(70,896)

Income tax		88,353	59,819	90,170

Disclosure Of Reconciliation of the income tax effective rate to the tax rate is presented
Reconciliation of the income tax effective rate to the tax rate is presented as follows:

In thousands of soles	2025		2024		2023
Profit (loss) before income tax	199,253	100.00%	183,777	100.00%	(124,174)	100.00%

Tax using the Company’s domestic tax rate (a)	47,562	23.87%	45,760	24.90%	(30,919)	24.90%
Effect of tax rates of a subsidiary abroad	20,240	10.16%	12,504	6.80%	(5,095)	4.10%
Non deductible expenses	18,308	9.19%	3,318	1.81%	34,429	(27.73%)
Tax losses for which deferred tax asset was not recognized	839	0.42%	12,110	6.59%	63,234	(50.92%)
Derecognition of previously recognized deductible temporary differences	—	—	—	—	8,411	(6.77%)
Recognition of previously unrecognized tax losses	(2,284)	(1.15%)	(32,362)	(17.61%)	—	—
Changes in tax rate (Colombia)	—	—	116	0.06%	11,815	(9.51%)
Annual adjustment for inflation	3,160	1.59%	4,106	2.23%	7,432	(5.98%)
Changes in estimates related to prior years	528	0.26%	14,267	7.76%	863	(0.70%)

Income tax	88,353	44.34%	59,819	32.55%	90,170	(72.62%)

Disclosure Of Deferred tax assets recognized for tax losses expire
Deferred tax assets recognized for tax losses expire as follows:

In thousands of soles	2025	Expiration date	2024	Expiration date	2023	Expiration date
Expire	196,126	2026-2037	168,865	2025-2036	99,089	2024-2035
Never expire	94,252	—	101,655	—	110,984	—

Income tax	290,378		270,520		210,073

Disclosure Of Deferred tax assets for certain subsidiaries

	2025		2024		2023
In thousands of soles	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
Tax losses	2,842	839	41,051	12,110	214,354	63,234

	2,842	839	41,051	12,110	214,354	63,234